Other Non-current Liabilities - Summary of Other Non-current Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of other non-current liabilities [abstract]
Unredeemed credits under the frequent flyer award programs	¥ 1,763	¥ 2,018		¥ 1,800
Others	19	18
Other non-current liabilities	¥ 1,782	¥ 2,036	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).